Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,254,711,769.30
Total Fee Amount	311,375.70
Total Offset Amount	0.00
Net Fee	$ 311,375.70
Offering Table N/A
Offset Table N/A	N/A